Basis of preparation and significant accounting policies (Details Narrative) $ in Thousands, shares in Millions		6 Months Ended			12 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024	Jan. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Impairment loss of goodwill						€ 1,060,000
Intangible assets of customer relationships						1,944,000
Intangible assets of trade names						453,000
Intangible assets of trade names						683,000
inventory fair value						4
Deferred tax liability of exchange difference			€ (47,000)			219,000
Other comprehensive income						2,866,000
Non-controlling interests			416,000
Reported a loss			3,700,000	€ 2,800,000
Net loss			3,379,000	2,349,000
Share-based payments			762,000	438,000
Share-based payments	€ 1,100,000		1,100,000
Net cash used in operating activities			2,093,000	€ 1,606,000
Net current liabilities	7,100,000		7,100,000			5,800,000
Total current liabilities	14,943,000		14,943,000			12,186,000
Total current assets	7,822,000		7,822,000			6,427,000
Current liabilities include payable to shareholders	7,900,000		7,900,000
Convertible notes			1,700,000
Cash and cash equivalents	300,000		€ 300,000			€ 600,000
Gross proceeds	€ 1,500,000
Equity line of credit | $								$ 25,000
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets useful life		10 years	10 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life		3 years	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life		10 years	10 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life		3 years	3 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life		10 years	10 years
Leases [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment useful life		lease term	lease term
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Non-controlling interests share description					including the amortisation of the fair value adjustments net of deferred tax, is a loss of €1,616k and their share of other comprehensive income a loss of €527k, each based on their time-weighted interest. Non-controlling interests have been adjusted to their proportionate share of QIND’s net assets at 31 December 2025, an increase of €2,229k recognised against the other equity reserve in accordance with IFRS 10.23. There is no effect on the loss for the year, other comprehensive income or total equity.	including the amortisation of the fair value adjustments net of deferred tax, is a loss of €1,616k and their share of other comprehensive income a loss of €527k, each based on their time-weighted interest. Non-controlling interests have been adjusted to their proportionate share of QIND’s net assets at 31 December 2025, an increase of €2,229k recognised against the other equity reserve in accordance with IFRS 10.23. There is no effect on the loss for the year, other comprehensive income or total equity.
Other comprehensive income loss description					the restatement increased the loss for the year from €952k to €4,980k and recognised other comprehensive loss of €2,289k, of which €1,647k is attributable to owners of the parent and €642k to non-controlling interests. The loss attributable to owners of the parent was restated from €1,694k to €4,106k and the loss attributable to non-controlling interests from a profit of €742k to a loss of €874k. The restatement had no effect on net cash flows from operating, investing or financing activities or on cash and cash equivalents.	the restatement increased the loss for the year from €952k to €4,980k and recognised other comprehensive loss of €2,289k, of which €1,647k is attributable to owners of the parent and €642k to non-controlling interests. The loss attributable to owners of the parent was restated from €1,694k to €4,106k and the loss attributable to non-controlling interests from a profit of €742k to a loss of €874k. The restatement had no effect on net cash flows from operating, investing or financing activities or on cash and cash equivalents.
Convertible notes | $		$ 1,934			$ 2,066
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Noncontrolling interests shares | shares					98.3	98.3
Non-controlling interests shares					5240000000.00%	5240000000.00%	67.04%
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate						1.1736
Closing foreign exchange rate reduces						1.00
Share-based payments						€ 2,226,000